Revenue	12 Months Ended
Dec. 31, 2025
Receivables from contracts with customers [abstract]
Revenue
25.
Revenue

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Revenue from contracts with customers	21,356,228	22,695,909	23,932,900
a)
The Group is primarily engaged in the assembly and testing services of high-integration and high-precision integrated circuits, and recognized revenue based on the progress towards completion of performance obligation during the service period. Information on revenue disaggregation is provided in Note 42.
b)
Contract assets

The Group has recognized the following contract assets in relation to revenue from contracts with customers:

	January 1, 2024	December 31, 2024	December 31, 2025
	NT$000	NT$000	NT$000
Contract assets	383,883	397,747	568,088
c)
The information relating to loss allowance for contract assets is provided in Note 41 a).
d)
All of the service contracts are for periods of one year or less. As permitted under IFRS 15, “Revenue from Contracts with Customers”, the transaction price allocated to these unsatisfied contracts is not disclosed.